ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES - Accrued expenses and other payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES.
Consideration payable for acquisitions	¥ 183,220	¥ 1,855,261
Accrued payroll and welfare benefits	200,394	184,220
Accrued interest expenses	70,251	141,642
Income tax payable	202,589	139,667
Other tax payables	54,981	40,986
Accrued debt issuance costs and other financing costs	52,254	25,930
Amount due to related parties	16,995	24,144
Others	236,277	267,705
Total accrued expenses and other payables	¥ 1,016,961	¥ 2,679,555